13F-HR
6/30/05

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek	New York, New York July 19, 2005

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value total:	$187,401
List of Other Included Managers:

No.	13F File Number		Name


<PAGE





















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR

COM

001765106

12110

1000000

SH



Sole



1000000


Advance Auto Parts Inc

COM

00751Y106

10121

145800

SH



Sole



145800


Amgen Inc

COM

031162100

16286

269365

SH



Sole



269365


BE Aerospace

COM

073302101

17975

1150000

SH



Sole



1150000


Callaway Golf

COM

131193104

772

50000

SH



Sole



50000


Calpine Corporation

COM

131347106

9860

2900000

SH



Sole



2900000


Caremarx RX

COM

141705103

13356

300000

SH



Sole



300000


Compass Minerals

COM

20451N101

1053

45000

SH



Sole



45000


Delphi Corp

COM

247126105

4650

1000000

SH



Sole



1000000


EMC Corporation

COM

268648102

8226

600000

SH



Sole



600000


Flowserve Corporation

COM

34354P105

9078

300000

SH



Sole



300000


Home Depot Inc

COM

437076102

11670

300000

SH



Sole



300000


Magna International

COM

559222401

7034

100000

SH



Sole



100000


Medtronic Inc

COM

585055106

7769

150000

SH



Sole



150000


Par Pharmaceutical

COM

69888P106

2748

86400

SH



Sole



86400


Quest Diagnostics Inc

COM

74834L100

7458

140000

SH



Sole



140000


Sanmina-SCI Corp

COM

800907107

4155

759619

SH



Sole



759619


Solutia

COM

834376105

1826

3121000

SH



Sole



3121000


Teva Pharmaceutical

COM

881624209

9186

295000

SH



Sole



295000


Titanium Metals
Corporation

COM

888339108

17605

310000

SH



Sole



310000


Visteon

COM

92839U107

4824

800000

SH



Sole



800000


Wal-Mart Stores

COM

931142103

9640

200000

SH



Sole



200000

